Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Interest received	$ 76,329	$ 75,013	$ 78,349
Fees received	12,171	12,215	11,459
Other income received	3
Proceeds from sales of loans	137,836	106,179	107,495
Origination of loans held for sale	(135,107)	(111,040)	(108,038)
Interest paid	(14,876)	(18,642)	(25,196)
Cash paid to suppliers and employees	(38,789)	(35,835)	(31,314)
Income taxes paid	(8,152)	(7,666)	(8,712)
Net cash provided by operating activities	29,415	20,224	24,043
Cash flows from investing activities:
Purchase of available-for-sale securities	(217,500)	(252,525)	(476,633)
Proceeds from calls, maturities and paydowns of available-for-sale securities	173,266	197,133	384,761
Proceeds from sale of available-for-sale securities	37,353	26,452	59,532
Purchase of held-to-maturity securities	(2,587)	(3,348)	(3,452)
Proceeds from maturities and paydowns of held-to-maturity securities	1,437	2,195	2,199
Loans made to customers, net of repayments	(61,432)	(47,353)	(4,030)
Purchase of annuity contracts and life insurance	(4,072)	(386)
Purchase of bank premises and equipment	(1,946)	(4,987)	(2,603)
Proceeds from sale of other assets	70	94	132
Proceeds from sale of other real estate	8,977	4,020	3,618
Net cash used in investing activities	(66,434)	(78,705)	(36,476)
Cash flows from financing activities:
Net increase in non-interest bearing, savings, NOW and money market deposit accounts	123,050	92,092	100,164
Net decrease in time deposits	(35,170)	(17,332)	(79,588)
Net increase in securities under agreements to repurchase	3,165	883	37
Repayments of Federal Home Loan Bank advances, net			(13)
Dividends paid	(6,243)	(4,348)	(4,300)
Proceeds from sale of common stock pursuant to dividend reinvestment	4,518	3,218	3,052
Proceeds from sale of common stock pursuant to exercise of stock options	189	110	76
Repurchase of common shares		(250)	(225)
Net cash provided by financing activities	89,509	74,373	19,203
Net increase in cash and cash equivalents	52,490	15,892	6,770
Cash and cash equivalents at beginning of year	54,174	38,282	31,512
Cash and cash equivalents at end of year	106,664	54,174	38,282
Reconciliation of net earnings to net cash provided by operating activities:
Net earnings	12,148	10,050	9,027
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation, amortization and accretion	5,106	4,228	2,781
Provision for loan losses	9,528	8,678	14,834
Share based compensation expense	31	24	20
Provision for deferred taxes	(814)	(1,471)	(2,389)
Write downs and loss on sales of other real estate	3,286	3,560	1,113
Loss on sales of other assets	2	15	21
Security gains	(259)	(192)	(532)
Increase in loans held for sale	(873)	(6,930)	(2,818)
Increase (decrease) in taxes payable	177	350	(495)
Decrease in other assets	700	1,340	1,954
Decrease in accrued interest receivable	504	322	1,311
Decrease in interest payable	(769)	(752)	(1,144)
Increase in accrued expenses	648	1,002	360
Total adjustments	17,267	10,174	15,016
Net cash provided by operating activities	29,415	20,224	24,043
Supplemental Schedule of Non-Cash Activities:
Unrealized gain (loss) in value of securities available-for-sale, net of taxes of $1,058 in 2012, $2,612 in 2011 and $1,782 in 2010	1,707	4,211	(2,874)
Non-cash transfers from loans to other real estate	9,236	17,170	15,820
Non-cash transfers from other real estate to loans	783	4,214	1,272
Non-cash transfers from loans to other assets	$ 73	$ 77	$ 171